CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 443,221	$ 565,231	$ 690,806
Cost of revenues	346,546	473,292	527,561
Gross profit	96,675	91,939	163,245
Operating expenses:
Research and development	4,950	5,086	4,098
Selling and marketing	86,239	82,222	94,412
General and administrative	39,123	49,490	51,596
Impairment of goodwill and long lived assets, restructuring and other related costs, net of other income	1,007	47,939	71,258
Legal settlements and loss contingencies, net	7,242	(4,770)	568
Total operating expenses	138,561	179,967	221,932
Operating loss	(41,886)	(88,028)	(58,687)
Finance expenses (income), net	9	(1,069)	(3,079)
Loss before taxes on income	(41,895)	(86,959)	(55,608)
Taxes on income	1,081	21,281	758
Net loss	(42,976)	(108,240)	(56,366)
Net income (loss) attributable to non-controlling interest	(144)	(584)	688
Net loss attributable to controlling interest	$ (42,832)	$ (107,656)	$ (57,054)
Basic net loss per share of Ordinary shares	$ (1.13)	$ (3.13)	$ (1.66)
Diluted net loss per share of Ordinary shares	$ (1.13)	$ (3.13)	$ (1.66)
Weighted average number of Ordinary shares used in computing basic loss per share	34,539	34,519	34,488
Weighted average number of Ordinary shares used in computing diluted loss per share	34,539	34,519	34,488